5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2018	$81,684
2019	21,064
2020	13,343
2021	3,903
2022 and thereafter	3,107

Total	$123,101